Summary of Business Description and Basis of Preparation - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings	$ 6,375			$ 7,201
Assets	26,975			26,480
Liabilities	14,812			$ 12,905
Financial & risk [member]
Disclosure of business description and basis of presentation [line items]
Stake to be sold		55.00%
Stake to be retained		45.00%
Adjustments Due to Adoption of IFRS 15 [member]
Disclosure of business description and basis of presentation [line items]
Assets	160		$ 150
Liabilities	25		(22)
Adjustments Due to Adoption of IFRS 15 [member] | Continuing operations [member]
Disclosure of business description and basis of presentation [line items]
Assets	90
Liabilities	$ 25
Adjustments Due to Adoption of IFRS 15 [member] | Retained earnings [member]
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings			$ 172